Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				1 Months Ended
	Mar. 01, 2013	Mar. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Seventh Anniversary And Annually Thereafter	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 License Agreement Ohio State University Research Foundation	Dec. 31, 2008 AR-42 License Agreement Ohio State University Research Foundation	Jan. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Feb. 28, 2013 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement				$ 350,000	$ 500,000	$ 450,000	$ 450,000
Aggregate potential milestone payments					15,100,000			6,100,000	5,100,000
License agreement termination date					2032-2-13
Written notice period for termination of license agreement if breach is not cured					90 days	90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason					90 days	90 days	90 days
Potential milestone payments, due after market approval								5,000,000	4,000,000
License agreement expiration date						20 years	20 years
Annual license fees										250,000	250,000		200,000	250,000	350,000
Notice period			60 days							60 days
Outstanding license fees			250,000							250,000		250,000
Reimbursed Of Past Patent Expenses						174,000									373,000
Outstanding license fees settled amount	$ 235,000	$ 235,000